Victory Fund for Income Investment Objectives and Goals - Class A Class C Class I Class R Class R6 Class Y [Member] - Victory Fund for Income	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory Fund for Income Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Fund for Income (the “Fund”) seeks to provide a high level of current income consistent with preservation of shareholders' capital.